Transactions and Balances with Related Parties (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Transactions and Balances with Related Parties (Details) [Line Items]
Monthly fees	$ 4	₪ 15
Total fees	53		$ 66	$ 59
Amounts of related parties linked to NIS	34		$ 35
Rent paid				$ 20
Balance due	$ 2
InterCure Ltd [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Percentage of shares	1.04%	1.04%	1.11%
Balances of shares total	$ 1,627		$ 3,158
Canndoc Ltd [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Rent paid	$ 5		$ 5